Schedule of Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued research and development			$ 1,299
Accrued legal and professional fees	$ 446	500	87
Other current liabilities	94	215	283
Accrued and other current liabilities	$ 540	$ 715	$ 1,669